March 2, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	The Dreyfus/Laurel Funds Trust
	-	Dreyfus Core Value Fund
	-	Dreyfus Limited Term High Yield Fund

File No. 811-524

Gentlemen,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

Very truly yours, /s/ Tanya Philepoua Tanya Philepoua, Paralegal

TP/ Enclosures